                              -  BT INVESTMENT FUNDS  -


                              --------------------------

                              CAPITAL APPRECIATION FUND

                              --------------------------






                                    ANNUAL REPORT
                                   ---------------
                                    SEPTEMBER-1997

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . . . . .3

CAPITAL APPRECIATION FUND
   Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . .5
   Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . .5
   Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . .6
   Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .6
   Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . .7
   Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . .8

CAPITAL APPRECIATION PORTFOLIO
   Schedule of Portfolio Investments. . . . . . . . . . . . . . . . . . . . .9
   Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . 11
   Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . 11
   Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . 12
   Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . 12
   Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . 13
   Report of Independent Accountants. . . . . . . . . . . . . . . . . . . . 14

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the BT Investment Capital Appreciation Fund, providing a review of the market, the portfolio, and our outlook, as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The BT Investment Capital Appreciation Fund (the "Fund") had a total return of 14.64%* for the twelve months ended September 30, 1997, as compared to 39.10% for the S&P MidCap 400 Index** and 26.88% for the Lipper Growth Average+. Since its inception on March 9, 1993, the Fund delivered a total return of 116.77% cumulatively, or 18.48% annualized, as of September 30, 1997.

MARKET ACTIVITY
Overall, the last fiscal year has been disappointing from a performance perspective, due to the severe underperformance of the mid capitalization growth stocks in the first part of the year. The first seven months ended April 30, 1997 may best be characterized by a "glass half empty" point of view in the midcap growth arena, as investors' concerns regarding inflation, corporate earnings, the direction of interest rates, and market valuation levels
dominated.   As a result, investors tended to focus more on large capitalization and more value-oriented companies. These stocks, then, significantly outperformed the midcap growth stocks during these seven months. What finally changed was the Federal Reserve Board's rate hike on March 25, 1997. This set the stage for what turned into a dramatic turnaround in midcap growth stocks. There are three major factors that came together at this time, which led to this rebound.

--------------------------------------------------------------------------------
                                OBJECTIVE
Seeks capital growth over the long term through investment in growth-oriented medium-sized companies that show growth potential. Current income is a secondary goal.++
--------------------------------------------------------------------------------

First, relative valuations in the midcap market had reached their lowest levels since 1991 as compared to large caps, due to severe and somewhat indiscriminate selling. Many very good growth companies were trading at significant discounts to the levels of six to nine months previous with no change in business fundamentals. Second, earnings reports from the first calendar quarter showed that growth rates were still relatively robust and actually started to accelerate relative to the large caps after over a year of underperformance. Third, there was a significant shift in investor sentiment, presaged by the Federal Reserve Board's rate hike in March and the weaker than expected economic reports in April, which gave investors confidence that the Fed would not raise rates again.

------------------------------------------------------------------------------
                               INVESTMENT INSTRUMENTS
Generally growth-oriented stocks of medium-sized U.S. corporations and, to a lesser extent, foreign corporations.
------------------------------------------------------------------------------

The combination of reasonable valuation levels, improving relative earnings growth, and positive investor sentiment led to a strong rebound in the midcap stocks. Overall, for the period from May through September 1997, midcap stocks outperformed the large cap segment of the market, though they lagged the small cap sector somewhat. It is important to note, however, that the growth stocks within the midcap sector lagged the midcap stocks in general, making it difficult for growth investors to outperform the benchmark during this period.

INVESTMENT REVIEW
While the Fund's relative performance was hampered by its investment style during the first seven months of the fiscal year, the growth style recovered enough to perform in line during the midcap rebound of the last five months. In fact, the Fund outperformed the midcap stocks in general during the rebound, even though the average midcap growth stock did not outperform the average midcap stock. Relative sector positioning and effective stock picking also added value during the last five months of the year. More specifically, the Fund benefited from overweight positions in technology, energy, communications services, and consumer discretionary stocks as well as from underweight positions in utilities and basic industries. To a certain degree, performance was mitigated by an underweight position in the strong performing sector of financials.

---------------------------------------------------------------------------
  TEN LARGEST STOCK HOLDINGS
---------------------------------------------------------------------------
McKesson Corp.                     Cooper Cameron Corp.
---------------------------------------------------------------------------
Ace Ltd.                           Elan Corp., Plc., ADR
---------------------------------------------------------------------------
U.S. Filter Corp.                  Starwood Lodging Trust
---------------------------------------------------------------------------
ASM Lithography Holding NV         General Cable Corp.
---------------------------------------------------------------------------
Compuware Corp.                    Mylan Laboratories
---------------------------------------------------------------------------

MANAGER OUTLOOK
That midcap growth stocks have exhibited fairly strong performance over the last five months is very encouraging. We believe that these stocks are well positioned for continued good performance as we head into 1998. The three macro factors remain in place--reasonable valuations, good relative earnings growth, and positive investor sentiment--and also, midcap growth stocks are now more relatively attractive because they have not rebounded as much as either the
small cap growth stocks or the large caps.   The Fund has performed well during
the rebound since May, and we believe that it continues to be well positioned in the midcap growth names for the near future.

We are also optimistic about the midcap growth stocks over the longer term. Although there can be periods of underperformance as we experienced this year, it has been shown that not only do midcap growth stocks tend to have higher earnings growth rates than large caps, but they also tend to outperform the large caps over the long term. In addition, it has been shown that our investment style and disciplined process have enabled the Fund to outperform the midcap

---------------
* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** The S&P MiidCap 400 Index is an unmanaged, capitalization-weighted index that measures the performance of the mid-range of the U.S. stock market. Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc., as falling into the respective categories indicated. These figures do not reflect sales charges.
++ Midsized company stocks are more volatile and involve more risk to principal than large company stocks.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                          By Theme as of September 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[CHART]

Stores of Value                                                  5%
New Healthcare Paradigm                                          6%
The Ubiquitous Semiconductor                                     8%
Life Sciences Revolution                                         8%
Our Strengthening Financial Structure                           10%
Telecommunications                                              10%
Move to Outsourcing                                              5%
Interactive Media                                                5%
Environmental Crisis                                             5%
New Consumer                                                     4%
Cash                                                             4%
Other                                                           16%+
Energizing the Globe                                            14%

---------------
+   Includes themes with weightings of less than 3.5%.

stocks in general over the long term, and thus we have strictly adhered to our growth style and investment process. This hindered performance during the the painful period, but it has been rewarding during the rebound.

We continue to use extensive fundamental research, as well as our thematic approach and screening process, to identify attractive investment opportunities in unrecognized growth companies and sectors. We remain focused on companies that have strong, consistent revenue and earnings growth, which are selling at compelling valuations relative to their growth rates. We have confidence that over the long term, these names will be rewarded for their sound fundamentals. Finally, we continue to adhere to our sell discipline to help mitigate risk and to use the volatility of the marketplace to our investors' advantage by initiating or adding to positions on weakness.

We are disappointed with the Fund's performance over the last year, but we also believe that the causes are both explainable and short term in nature. We are encouraged regarding the outlook, because the Fund has shown excellent performance during the rebound and is well positioned for what we believe will be a continually improving environment for midcap growth stock investing.

We will continue to monitor economic conditions and their effect on financial markets, as we seek capital growth over the long term.

We value your ongoing support of the BT Investment Capital Appreciation Fund and look forward to serving your investment needs in the years ahead.

                                 /s/ Anthony Takazawa

                                   Anthony Takazawa
                               Portfolio Manager of the
                            CAPITAL APPRECIATION PORTFOLIO
                                  September 30, 1997

------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

PERFORMANCE COMPARISON
------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE CAPITAL APPRECIATION FUND AND THE S&P 400 INDEX SINCE MARCH 31, 1993.

------------------------------------------------------------------------------
                             TOTAL RETURN FOR THE PERIOD
                               ENDED SEPTEMBER 30, 1997

                   One year                      Since 3/9/93*
                   --------                      -------------
                    14.64%                           18.48%**


*   The Fund's inception date.
**  Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
------------------------------------------------------------------------------

[GRAPH]

                 BT Investment Capital
              Appreciation Fund - $21,655        S&P 400 Index - $21,779
              ---------------------------        -----------------------
Mar-93                  10000                              10000
Jun-93                  10519                              10233
Sep-93                  11838                              10747
Dec-93                  11708                              11034
Mar-94                  11409                              10614
Jun-94                  10699                              10227
Sep-94                  11728                              10920
Dec-94                  12088                              10638
Mar-95                  12857                              11498
Jun-95                  14266                              12513
Sep-95                  16813                              13734
Dec-95                  16612                              13930
Mar-96                  16786                              14788
Jun-96                  18070                              15214
Sep-96                  18890                              15657
Dec-96                  18055                              16605
Mar-97                  15919                              16358
Jun-97                  18262                              18770
Sep-97                  21655                              21779

Past performance is not indicative of future performance.

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES  SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


ASSETS
  Investment in Capital Appreciation Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . . . . . .   $  48,971,758
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . .          65,081
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,303
                                                                                                                ------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      49,042,142
                                                                                                                ------------
                                                                                                                ------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          21,039
  Accrued Expense. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          18,713
                                                                                                                ------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          39,752
                                                                                                                ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  49,002,390
                                                                                                                ------------
                                                                                                                ------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  30,741,130
  Accumulated Net Realized Gain from Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,269,807
                                                                                                                ------------

  Net Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      11,991,453
                                                                                                                ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $  49,002,390
                                                                                                                ------------
                                                                                                                ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . .   $       15.72
                                                                                                                ------------
                                                                                                                ------------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial
  interest authorized) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,117,530
                                                                                                                ------------
                                                                                                                ------------

-------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED SEPTEMBER 30, 1997
-------------------------------------------------------------------------------


INVESTMENT INCOME
  Loss Allocated from Capital Appreciation Portfolio, net. . . . . . . . . . . . . . . . . . . . . . . . . .    $    (61,421)
                                                                                                                ------------
EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         338,831
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          12,409
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,500
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,495
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,900
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,590
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         380,725
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (41,894)
                                                                                                                ------------
        Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         338,831
                                                                                                                ------------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (400,252)
                                                                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,741,388
  Net Change in Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . .      (4,951,199)
                                                                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,790,189
                                                                                                                ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  4,389,937
                                                                                                                ------------
                                                                                                                ------------

                  See Notes to Financial Statements on Page 7

-------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                                                         FOR THE               FOR THE
                                                                                        YEAR ENDED           YEAR ENDED
                                                                                    SEPTEMBER 30, 1997   SEPTEMBER 30, 1996
                                                                                    ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $    (400,252)      $    (410,072)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . .            9,741,388           6,405,510
  Net Change in Unrealized Appreciation on Investments . . . . . . . . . . . .           (4,951,199)          1,389,272
                                                                                       ------------        ------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .            4,389,937           7,384,710
                                                                                       ------------        ------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . .          (11,135,789)         (6,765,953)
                                                                                       ------------        ------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . .           18,537,543          25,355,460
  Capital Reinvestments. . . . . . . . . . . . . . . . . . . . . . . . . . . .            6,064,050           3,593,138
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .          (36,238,151)        (19,562,155)
                                                                                       ------------        ------------
NET INCREASE (DECREASE) FROM CAPITAL TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (11,636,558)          9,386,443
                                                                                       ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . .          (18,382,410)         10,005,200
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           67,384,800          57,379,600
                                                                                       ------------        ------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $  49,002,390       $  67,384,800
                                                                                       ------------        ------------
                                                                                       ------------        ------------

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the periods indicated for the Capital Appreciation Fund.

                                                                                                                     FOR THE PERIOD
                                                       FOR THE        FOR THE      FOR THE PERIOD     FOR THE        MARCH 9, 1993
                                                      YEAR ENDED     YEAR ENDED    JANUARY 1, 1995   YEAR ENDED      (COMMENCEMENT
                                                     SEPTEMBER 30,  SEPTEMBER 30,  TO SEPTEMBER 30,  DECEMBER 31,  OF OPERATIONS) TO
                                                         1997           1996            1995**          1994       DECEMBER 31, 1993
                                                     ------------   ------------   ---------------   -----------   -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . $   16.79      $   16.83       $   12.10      $   11.72         $   10.00
                                                      --------       --------        --------       --------          --------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
  Net Investment Loss. . . . . . . . . . . . . . . .     (0.13)         (0.10)          (0.07)         (0.04)            (0.01)
  Net Realized and Unrealized Gain from Investment
     Transactions. . . . . . . . . . . . . . . . . .      2.13           1.89            4.80           0.42              1.73
                                                      --------       --------        --------       --------          --------
Total Income from Investment Operations. . . . . . .      2.00           1.79            4.73           0.38              1.72
                                                      --------       --------        --------       --------          --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Realized Gain from Investment Transactions . .     (3.07)         (1.83)             --             --                --
                                                      --------       --------        --------       --------          --------
  Net Asset Value, End of Period . . . . . . . . . . $   15.72      $   16.79       $   16.83      $   12.10         $   11.72
                                                      --------       --------        --------       --------          --------
                                                      --------       --------        --------       --------          --------

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . .    14.64%         12.35%          39.09%          3.24%           21.54%*

SUPPLEMENTAL DATA AND RATIOS:

  Net Assets, End of Period (000s omitted) . . . . . $  49,002      $  67,385       $  57,380      $  42,737         $  17,573
  Ratios to Average Net Assets:
     Net Investment Loss . . . . . . . . . . . . . .     (0.77)%        (0.66)%         (0.65)%*       (0.57)%           (0.23)%*
     Expenses, Including Expenses of the Capital
        Appreciation Portfolio . . . . . . . . . . .     1.25%          1.25%          1.25%*          1.25%            1.25%*
     Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust .     0.29%          0.26%          0.32%*          0.54%            0.74%*


---------------
*   Annualized
** The Board of Trustees approved the change of the fiscal year end from December 31 to September 30.


                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Capital Appreciation Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on March 9, 1993. The Fund invests substantially all of its assets in the Capital Appreciation Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1997, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Capital Appreciation Portfolio. All of the net investment income (loss) and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 1997, $5,339,701 of net realized loss was reclassified to paid-in-capital, $400,252 was reclassified from undistributed net investment loss to net realized gain and $635,692 was reclassified from unrealized depreciation to net realized gain.

E. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Fund's average daily net assets. For the year ended September 30, 1997, this fee aggregated $338,831.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1997, expenses of the Fund have been reduced by $41,894.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                         FOR THE                                 FOR THE
                                       YEAR ENDED                               YEAR ENDED
                                   SEPTEMBER 30, 1997                       SEPTEMBER 30, 1996
                             ------------------------------          ------------------------------
                                SHARES             AMOUNT               SHARES             AMOUNT
                             ------------------------------          ------------------------------
Sold                          1,304,558         $18,537,543           1,597,362         $25,355,460
Reinvested                      425,141           6,064,050             240,689           3,593,138
Redeemed                     (2,625,585)        (36,238,151)         (1,233,122)        (19,562,155)
                             ----------        ------------          ----------         -----------
Net Increase (Decrease)        (895,886)       $(11,636,558)            604,929          $9,386,443
                             ----------        ------------          ----------         -----------
                             ----------        ------------          ----------         -----------


--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of the BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Capital Appreciation Fund (one of the Funds comprising BT Investment Funds) as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997 and 1996, the period January 1, 1995 to September 30, 1995, the year ended December 31, 1994 and the period March 9, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Fund of BT Investment Funds as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 5, 1997

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


         Shares                  Description                                        Value
         ------                  -----------                                        -----
                        COMMON STOCKS - 94.79%
                        AMERICA'S CHANGING LEISURE TIME - 2.76%
        12,600          Royal Caribbean Cruises, Ltd. . . . . . . . . . .        $551,250
        13,900          Starwood Lodging Trust. . . . . . . . . . . . . .         798,381
                                                                                ---------
                                                                                1,349,631
                                                                                ---------

                        AMERICA'S INDUSTRIAL RENAISSANCE - 1.84%
         9,700          BE Aerospace, Inc. (a). . . . . . . . . . . . . .         349,200
        12,452          Sunbeam Corporation, Inc. . . . . . . . . . . . .         552,557
                                                                                ---------
                                                                                  901,757
                                                                                ---------

                        CLIENT-SERVER COMPUTING - 4.66%
        13,300          Autodesk, Inc.. . . . . . . . . . . . . . . . . .         603,487
        13,828          Compuware Corp. (a) . . . . . . . . . . . . . . .         836,594
        24,600          Platinum Technology, Inc. (a) . . . . . . . . . .         528,900
         8,200          Quantum Corp. (a) . . . . . . . . . . . . . . . .         314,162
                                                                                ---------
                                                                                2,283,143
                                                                                ---------

                        CONSOLIDATING AMERICA - 3.08%
         8,000          Clear Channel Communications, Inc. (a). . . . . .         519,000
        10,700          MSC Industrial Direct (a) . . . . . . . . . . . .         492,200
        18,849          Outdoor Systems, Inc. (a) . . . . . . . . . . . .         494,786
                                                                                ---------
                                                                                1,505,986
                                                                                ---------

                        ENERGIZING THE GLOBE - 12.33%
         9,800          AES Corp. (a) . . . . . . . . . . . . . . . . . .         428,750
         8,634          BJ Services Co. (a) . . . . . . . . . . . . . . .         641,075
        11,424          Cooper Cameron Corp. (a). . . . . . . . . . . . .         820,386
        13,800          ENSCO International, Inc. . . . . . . . . . . . .         544,238
        14,100          Falcon Drilling Company, Inc. (a) . . . . . . . .         497,906
        17,800          Global Industries Ltd. (a). . . . . . . . . . . .         709,775
        14,300          Nabors Industries, Inc. (a) . . . . . . . . . . .         556,806
        16,800          Noble Drilling Corp. (a). . . . . . . . . . . . .         541,800
         8,400          Nuevo Energy Co. (a). . . . . . . . . . . . . . .         402,150
        38,200          Santa Fe Energy Resources, Inc. (a) . . . . . . .         477,500
        11,400          United Meridian Corp. (a) . . . . . . . . . . . .         418,950
                                                                                ---------
                                                                                6,039,336
                                                                                ---------

                        ENVIRONMENTAL CRISIS - 4.63%
        21,700          Allied Waste Industries, Inc. (a) . . . . . . . .         415,013
         8,900          Culligan Water Technologies, Inc. (a) . . . . . .         409,400
        11,622          USA Waste Services, Inc. (a). . . . . . . . . . .         463,427
        22,755          U.S. Filter Corp. (a) . . . . . . . . . . . . . .         979,887
                                                                                ---------
                                                                                2,267,727
                                                                                ---------

                        FLOURISHING IN THE MANAGED CARE
                        ENVIRONMENT - 1.72%
        10,600          Concentra Managed Care, Inc. (a). . . . . . . . .         374,313
        21,900          MedPartners, Inc. (a) . . . . . . . . . . . . . .         469,481
                                                                                ---------
                                                                                  843,794
                                                                                ---------

                        INTERACTIVE MEDIA - 2.77%
        13,500          Electronic Arts, Inc. (a) . . . . . . . . . . . .         521,437
        27,500          Metromedia International Group, Inc. (a). . . . .         333,438
        18,200          Snyder Communications, Inc. (a) . . . . . . . . .         500,500
                                                                                ---------
                                                                                1,355,375
                                                                                ---------

                        LIFE ON THE NET - 2.82%
        15,200          E*TRADE Group, Inc. (a) . . . . . . . . . . . . .         714,400
        18,585          Sterling Commerce, Inc. (a) . . . . . . . . . . .         667,898
                                                                                ---------
                                                                                1,382,298
                                                                                ---------

                        LIFE SCIENCES REVOLUTION - 8.49%
         9,800          Agouron Pharmaceuticals, Inc. (a) . . . . . . . .        $471,625
        17,400          BioChem Pharma, Inc. (a). . . . . . . . . . . . .         548,100
         6,400          Dura Pharmaceuticals, Inc. (a). . . . . . . . . .         279,200
        15,982          Elan Corp., Plc., ADR (a) . . . . . . . . . . . .         800,099
         8,600          Immunex Corp. (a) . . . . . . . . . . . . . . . .         578,350
        33,600          Mylan Laboratories. . . . . . . . . . . . . . . .         753,900
         2,800          Perkin-Elmer Corp.. . . . . . . . . . . . . . . .         204,575
         8,700          Watson Pharmaceuticals, Inc. (a). . . . . . . . .         519,825
                                                                                ---------
                                                                                4,155,674
                                                                                ---------

                        MANAGING THE INFORMATION AGE - 1.67%
        15,100          Cambridge Technology Partners, Inc. (a) . . . . .         540,769
         8,800          Keane, Inc. (a) . . . . . . . . . . . . . . . . .         279,400
                                                                                ---------
                                                                                  820,169
                                                                                ---------

                        MOVE TO OUTSOURCING - 3.87%
        18,800          AccuStaff, Inc. (a) . . . . . . . . . . . . . . .         592,200
        16,800          Coca-Cola Enterprises, Inc. . . . . . . . . . . .         452,550
        11,100          Corporate Express, Inc. (a) . . . . . . . . . . .         234,488
        13,788          Danka Business Systems, ADR . . . . . . . . . . .         613,566
                                                                                ---------
                                                                                1,892,804
                                                                                ---------

                        NEW CONSUMER - 5.33%
        10,672          Jones Apparel Group, Inc. (a) . . . . . . . . . .         576,288
         6,900          Linens 'N Things, Inc. (a). . . . . . . . . . . .         234,169
        10,300          Liz Claiborne, Inc. . . . . . . . . . . . . . . .         565,856
        18,600          Polo Ralph Lauren Corp.-Cl. A (a) . . . . . . . .         487,087
         5,700          Stage Stores, Inc. (a). . . . . . . . . . . . . .         245,813
        16,400          TJX Companies, Inc. . . . . . . . . . . . . . . .         501,225
                                                                                ---------
                                                                                2,610,438
                                                                                ---------

                        NEW HEALTHCARE PARADIGM - 6.33%
         5,100          Arterial Vascular Engineering, Inc. (a) . . . . .         283,050
        15,800          HBO & Co. . . . . . . . . . . . . . . . . . . . .         596,450
        22,346          HEALTHSOUTH Corp. (a) . . . . . . . . . . . . . .         596,359
         9,900          McKesson Corp.. . . . . . . . . . . . . . . . . .       1,009,181
        13,900          Safeskin Corp. (a). . . . . . . . . . . . . . . .         616,813
                                                                                ---------
                                                                                3,101,853
                                                                                ---------

                        OUR STRENGTHENING FINANCIAL STRUCTURE - 9.65%
        10,500          Ace, Ltd. . . . . . . . . . . . . . . . . . . . .         987,000
        17,800          Everest Reinsurance Holdings, Inc.. . . . . . . .         729,800
         2,500          Finova Group, Inc.. . . . . . . . . . . . . . . .         236,562
        13,400          Frontier Insurance Group, Inc.. . . . . . . . . .         509,200
        23,100          HCC Insurance Holdings, Inc.. . . . . . . . . . .         613,594
         4,500          Mercury General Corp. . . . . . . . . . . . . . .         393,750
        13,900          Ocwen Financial Corp. (a) . . . . . . . . . . . .         585,538
         9,600          Provident Companies, Inc. . . . . . . . . . . . .         671,400
                                                                                ---------
                                                                                4,726,844
                                                                                ---------

                        RETURN TO HOME OWNERSHIP - 0.36%
         9,400          Furniture Brands International, Inc. (a). . . . .         177,425
                                                                                ---------

                        SPECIAL SITUATIONS - 0.45%
         7,700          Ispat International NV-Cl. A (a). . . . . . . . .         220,413
                                                                                ---------

                        STORES OF VALUE - 4.51%
        22,316          Borders Group, Inc. (a) . . . . . . . . . . . . .         613,690
        10,300          Brylane, Inc. (a) . . . . . . . . . . . . . . . .         472,513
        12,637          Consolidated Stores Corp. (a) . . . . . . . . . .         529,174
        17,375          Dollar General Corp.. . . . . . . . . . . . . . .         591,836
                                                                                ---------
                                                                                2,207,213
                                                                                ---------


--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


         Shares                  Description                                        Value
         ------                  -----------                                        -----
                   TELECOMMUNICATIONS - 9.96%
         6,400     Advanced Fibre Communications (a). . . . . . . . . . .        $262,400
        13,300     Brooks Fiber Properties, Inc. (a). . . . . . . . . . .         620,944
         6,200     Ciena Corp. (a). . . . . . . . . . . . . . . . . . . .         307,094
         9,500     Comverse Technology, Inc. (a). . . . . . . . . . . . .         501,125
        13,300     DSC Communications Corp. (a) . . . . . . . . . . . . .         358,269
        21,900     General Cable Corp. (a). . . . . . . . . . . . . . . .         777,450
        15,123     McLeod, Inc.-Cl. A (a) . . . . . . . . . . . . . . . .         596,413
         9,700     Newbridge Networks Corp. (a) . . . . . . . . . . . . .         580,787
         7,200     Qwest Communications International, Inc. (a) . . . . .         332,100
        12,101     Teleport Communications Group, Inc.-Cl. A (a). . . . .         543,032
                                                                                ---------
                                                                                4,879,614
                                                                                ---------

                   THE UBUQUITOUS SEMICONDUCTOR - 7.56%
        15,700     Analog Devices, Inc. (a) . . . . . . . . . . . . . . .         525,950
         9,900     ASM Lithography Holding NV (a) . . . . . . . . . . . .         977,624
        15,900     Cymer, Inc. (a). . . . . . . . . . . . . . . . . . . .         435,263
         6,425     General Semiconductor, Inc. (a). . . . . . . . . . . .          82,722
         7,600     KLA Instruments Corp. (a). . . . . . . . . . . . . . .         513,475
         8,900     Lam Research Corp. (a) . . . . . . . . . . . . . . . .         413,850
        12,400     PMC Sierra, Inc. (a) . . . . . . . . . . . . . . . . .         316,200
         8,600     Xilinx, Inc. (a) . . . . . . . . . . . . . . . . . . .         435,375
                                                                                ---------
                                                                                3,700,459
                                                                                ---------

TOTAL COMMON STOCKS (Cost $34,225,192). . . . . . . . . . . . . . . . . .      46,421,953
                                                                               ----------

                   PREFERRED STOCK CONVERTIBLE - 1.23%
                   ENERGIZING THE GLOBE - 1.23%
         8,800     AES Trust I-Ser. A, 5.375%, 3/31/27
                    (Cost $440,000) . . . . . . . . . . . . . . . . . . .         600,600
                                                                               ----------

                   SHORT TERM INSTRUMENT - 3.56%
                   MUTUAL FUNDS - 3.56%
     1,745,877     BT Institutional Cash Management Fund,
                    (Cost $1,745,877) . . . . . . . . . . . . . . . . . .      $1,745,877
                                                                               ----------

TOTAL INVESTMENTS (Cost $36,411,069). . . . . . 99.58%                         48,768,430
Assets in Excess of Other Liabilities . . . . .  0.42%                            203,349
                                               -------                         ----------
NET ASSETS. . . . . . . . . . . . . . . . . . .100.00%                        $48,971,779
                                               -------                         ----------
                                               -------                         ----------


--------------
(a) Non-Income Producing Security
The following abbreviation is used in portfolio descriptions:
ADR -- American Depository Receipt



                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997
--------------------------------------------------------------------------------


ASSETS
    Investments, at Value (Cost of $36,411,069) . . . . . . . .     $48,768,430
    Receivable for Securities Sold. . . . . . . . . . . . . . .       1,086,560
    Dividends and Interest Receivable and Other . . . . . . . .          16,458
                                                                    -----------
Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . .      49,871,448
                                                                    -----------
LIABILITIES
    Due to Bankers Trust. . . . . . . . . . . . . . . . . . . .          19,789
    Due to Custodian. . . . . . . . . . . . . . . . . . . . . .         240,407
    Payable for Securities Purchased. . . . . . . . . . . . . .         627,654
    Accrued Expenses and Other. . . . . . . . . . . . . . . . .          11,819
                                                                    -----------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . .         899,669
                                                                    -----------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .     $48,971,779
                                                                    -----------
                                                                    -----------

COMPOSITION OF NET ASSETS
     Paid-in Capital. . . . . . . . . . . . . . . . . . . . . .     $36,614,418
     Net Unrealized Appreciation on Investments . . . . . . . .      12,357,361
                                                                    -----------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .     $48,971,779
                                                                    -----------
                                                                    -----------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends . . . . . . . . . . . . . . . . . . . . . . . . .     $   110,841
    Interest. . . . . . . . . . . . . . . . . . . . . . . . . .         141,666
                                                                    -----------
TOTAL INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . .         252,507

EXPENSES
    Advisory Fees . . . . . . . . . . . . . . . . . . . . . . .         340,261
    Administration and Services Fees. . . . . . . . . . . . . .          52,348
    Professional Fees . . . . . . . . . . . . . . . . . . . . .          26,500
    Trustees Fees . . . . . . . . . . . . . . . . . . . . . . .           2,040
    Miscellaneous . . . . . . . . . . . . . . . . . . . . . . .           2,337
                                                                    -----------

    Total Expenses. . . . . . . . . . . . . . . . . . . . . . .         423,486
    Less Expenses Absorbed by Bankers Trust . . . . . . . . . .       (109,433)
                                                                    -----------

      Net Expenses. . . . . . . . . . . . . . . . . . . . . . .         314,053
                                                                    -----------

NET INVESTMENT LOSS . . . . . . . . . . . . . . . . . . . . . .        (61,546)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

      Net Realized Gain from Investment Transactions. . . . . .       9,773,379
                                                                    -----------
      Net Change in Unrealized Appreciation on Investments. . .     (2,669,027)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS . . . . . . . .       7,104,352
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS. . . . . . . . . . .     $ 7,042,806
                                                                    -----------
                                                                    -----------


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                   FOR THE               FOR THE
                                                                 YEAR ENDED             YEAR ENDED
                                                             SEPTEMBER 30, 1997     SEPTEMBER 30, 1996
                                                             ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Loss. . . . . . . . . . . . . . . . . . . $     (61,546)           $     (25,530)
    Net Realized Gain from Investment Transactions . . . . .     9,773,379               18,986,988
    Net Change in Unrealized Appreciation on Investments . .    (2,669,027)             (17,719,598)
                                                             -------------            -------------
Net Increase in Net Assets from Operations . . . . . . . . .     7,042,806                1,241,860
                                                             -------------            -------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested . . . . . . . . . . . . .    24,591,506              110,885,692
    Value of Capital Withdrawn . . . . . . . . . . . . . . .   (51,048,028)            (193,629,946)
                                                             -------------            -------------
Net Decrease in Net Assets from Capital Transactions . . . .   (26,456,522)             (82,744,254)
                                                             -------------            -------------
TOTAL DECREASE IN NET ASSETS . . . . . . . . . . . . . . . .   (19,413,716)             (81,502,394)

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . .    68,385,495              149,887,889
                                                             -------------            -------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . $  48,971,779            $  68,385,495
                                                             -------------            -------------
                                                             -------------            -------------

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Capital Appreciation Portfolio.

                                                                                                                  FOR THE PERIOD
                                                     FOR THE        FOR THE    FOR THE PERIOD      FOR THE        MARCH 9, 1993
                                                   YEAR ENDED     YEAR ENDED   JANUARY 1, 1995    YEAR ENDED      (COMMENCEMENT
                                                  SEPTEMBER 30,  SEPTEMBER 30, TO SEPTEMBER 30,   DECEMBER 31,  OF OPERATIONS) TO
                                                      1997           1996            1995+           1994       DECEMBER 31, 1993
                                                  -------------  ------------- ----------------   ------------  -----------------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . . .   $48,972         $68,385        $149,888         $73,634         $37,076
  Ratios to Average Net Assets:
    Net Investment Income (Loss). . . . . . . . .    (0.12)%         (0.01)%          0.01%*          0.08%           0.38%*
    Expenses. . . . . . . . . . . . . . . . . . .     0.60%           0.60%           0.60%*          0.60%           0.60%*
    Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust.     0.21%           0.17%           0.18%*          0.23%           0.41%*
  Portfolio Turnover Rate . . . . . . . . . . . .      167%            271%            125%            157%            137%
  Average Commission Per Share**. . . . . . . . .   $0.0592         $0.0554


+ The Board of Trustees approved the change of the fiscal year end from December 31 to September 30.
*   Annualized
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Capital Appreciation Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on October 28, 1992, as an unincorporated trust under the laws of New York and commenced operations on March 9, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of a security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $52,348.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $340,261.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1997, expenses of the Portfolio have been reduced by $109,433.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the year ended September 30, 1997, Capital Appreciation Portfolio paid brokerage commissions of $174,242.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1997 were $87,443,044 and $110,371,019, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 1997, was $36,478,480. The aggregate gross unrealized appreciation for all investments was $12,834,865 and the aggregate gross unrealized depreciation for all investments was $544,915.


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--------------------------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Capital Appreciation
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Capital Appreciation Portfolio as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997 and 1996, the period January 1, 1995 to September 30, 1995, the year ended December 31, 1994 and the period March 9, 1993 (commencement of operations) to December 31, 1993. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Portfolio as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 5, 1997


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BT INVESTMENT FUNDS
CAPITAL APPRECIATION FUND


INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.

STA465100 (11/97)